Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity File Number	001-35380
Entity Registrant Name	LAREDO PETROLEUM, INC.
Entity Central Index Key	0001528129
Entity Tax Identification Number	45-3007926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 W. Sixth Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119
City Area Code	918
Local Phone Number	513-4570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	LPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false